Unaudited Condensed Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Ordinary Shares	Additional paid-in capital	Statutory reserve	Retained earnings	Accumulated other comprehensive income (loss)	Total
Balance at Dec. 31, 2023	$ 1,224	$ 8,036,676	$ 370,683	$ 13,605,705	$ (906,735)	$ 21,107,553
Balance (in Shares) at Dec. 31, 2023	12,238,750
Share-based compensation	$ 120	1,967,880				1,968,000
Share-based compensation (in Shares)	1,200,000
Net income for the six months				(1,902,348)		(1,902,348)
Foreign currency translation adjustment					(486,237)	(486,237)
Balance at Jun. 30, 2024	$ 1,344	10,004,556	370,683	11,703,357	(1,392,972)	20,686,968
Balance (in Shares) at Jun. 30, 2024	13,438,750
Balance at Dec. 31, 2024	$ 7,344	42,998,556	370,683	11,724,070	(1,607,358)	$ 53,493,295
Balance (in Shares) at Dec. 31, 2024	73,438,750					73,438,750
Net income for the six months				990,049		$ 990,049
Foreign currency translation adjustment					1,025,418	1,025,418
Balance at Jun. 30, 2025	$ 7,344	$ 42,998,556	$ 370,683	$ 12,714,119	$ (581,940)	$ 55,508,762
Balance (in Shares) at Jun. 30, 2025	73,438,750					73,438,750